U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24f-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.


1.       Name and address of issuer:

                          CRANBROOK FUNDS
                          100 Renaissance Center, 25th Floor
                          Detroit, Michigan 48243

2. Name of each series or class of funds for which this notice is filed:

                          CRANBROOK MONEY MARKET FUND
                          CRANBROOK TREASURY FUND

3.       Investment Company Act File Number:     811-8908
         Securities Act File Number:             33-87488

4.       Last day of fiscal year for which this notice is filed: OCTOBER 31

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration.
                                                                   [ ]

6.       Date of termination of issuer's declaration under Rule 24f-2(a)(1),
         if applicable (see Instruction A.6):         NOT APPLICABLE

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained
         unsold at the beginning of the fiscal year:   NONE

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: NONE

9. Number and aggregate sale price of securities sold during the fiscal year:

                 1,518,540,268 shares
                 $1,518,540,268 aggregate sales price

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                 1,518,540,268 shares
                 $1,518,540,268 aggregate sales price

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                 23,562,647 shares
                 $23,562,647 aggregate sales price

12.      Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item 10):

                 $1,518,540,268

         (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                 $23,562,647

         (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                 $1,514,809,586

         (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):

                 $ 0

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line
                 (ii), less line (iii), plus line (iv)](if applicable):

                 $27,293,329

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                 X   1/3300

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:

                 $8,270.71

Instruction:     Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year (See Instruction C.3).

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 C.F.R. 202.3a).

                                                                   [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         DECEMBER 16, 1996

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title):*        /S/ Charles M. Grimley
                                  ----------------------------------
                                  Charles M. Grimley, Treasurer

Date:  December 17, 1996
*Please print the name and title of the signing officer below the signature.

                              DYKEMA GOSSETT PLLC
                            400 Renaissance Center
                            Detroit, Michigan 48243

                               17 December 1996

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Annual Notice of Securities Sold Pursuant to Rule 24f-2 Cranbrook Funds
              1940 Act File No. 811-8908
              1933 Act File No. 33-87488

Ladies and Gentlemen:

         This Firm serves as counsel to Cranbrook Funds (the "Fund") for purposes of the enclosed Rule 24f-2 filing. In connection with the opinion set forth below, we have examined the Fund's Declaration of Trust and its Bylaws. We have also reviewed minutes of the meetings of the Fund's Board of Trustees held during the period from November 1, 1995 to date.

         Based on the foregoing, it is our opinion that the securities referred to in the Fund's Annual Notice of Securities Sold Pursuant to Rule 24f-2, dated December 17, 1996, the registration of which such Notice makes definite in number, were legally issued, are fully paid and are non-assessable.

                               Very truly yours,

                              DYKEMA GOSSETT PLLC

                              /S/ PAUL R. RENTENBACH
                              --------------------------
                              Paul R. Rentenbach
                              A Member of the Firm